Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstarct]
Schedule of New Allotments

New allotments during the year ended December 31, 2024, all of which are non-tradable and physically-settled, are set out below:

Date of grant	Eligible Recipients	Terms of the instrument	No. of ADSs	Vesting Conditions
April 30, 2024	Company Employees	Restricted share units	1,590	1/3 after one year from the commencement of employment and the balance in quarterly tranches over 2 years
May 1, 2024	Consultant	Stock options	7,400	4 quarterly tranches
June 30, 2024	Company Employees	Restricted share units	7,600	1/3 after one year from the commencement of employment and the balance in quarterly tranches over 2 years
August 28, 2024	Company Employees	Restricted Share Units	2,000	1/3 after one year from the commencement of employment and the balance in quarterly tranches over 2 years

Total securities exercisable into shares			18,590

Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors and Consultant

The fair value of the Company’s stock options granted to employees, consultant and directors for the years ended December 31, 2024, 2023 and 2022 was estimated using the following assumptions:

	2024	2023	2022
Expected volatility	91.04%	97.57%-119.85%	91.25%-100.74%
Risk free interest rate	4.73%	3.78%-4.92%	2.03%-4.04%
Expected dividend	0%	0%	0%
Expected term (in years)	5 years	1.5-2 years	2-2.8 years

Schedule of Transactions Related to the Grant of Options to Employees, Directors and Non-Employees Under the Company’s Options Plan

Transactions related to the grant of options to employees, directors and non-employees under the Company’s options plan during the year ended December 31, 2024 were as follows:

	Number of options	Weighted average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate Intrinsic Value (USD)
Outstanding at January 1, 2024	9,974,095	0.05	6.41	-
Granted	740,000	-	5	0.02
Exercised	-	-	-	-
Forfeited	(53,333)	0.24	-	-
Expired	(1,962,492)	0.62	-	-
Outstanding at December 31, 2024	8,698,270	0.6	5.3	0.02
Vested and expected to vest at end of period	8,698,270	0.6	5.3	-
Exercisable at December 31, 2024	8,328,987	0.63	5.38	-

Schedule of Transactions Related to Restricted Share Units

Transactions related to restricted share units (RSUs) during the year ended December 31, 2024, were as follows:

	Number of RSUs (ordinary shares)	Weighted average grant date fair value (USD)
Outstanding at January 1, 2024	18,128,650	0.08
Granted	1,119,000	0.03
Vested	(8,317,863)	0.11
Forfeited	(4,523,487)	0.08
Outstanding at December 31, 2024	6,406,300	0.04

Schedule of Equity-Based Compensation Expense

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2024, 2023 and 2022 was comprised as follows:

	Year ended December 31,
	2024	2023	2022
Research and development, net	(220)	476	627
Marketing	206	832	2,291
General and administrative	391	551	438
Total share-based compensation expenses	377	1,859	3,356